Acquisitions	3 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Acquisitions
3. Take Private
In February 2016, as a result of the Take Private, a change in control of the Predecessor occurred and the Predecessor became a wholly-owned subsidiary of Successor. The total amount of funds necessary to complete the Take Private and the related transactions was approximately $4.6 billion. The purchase price included funds paid of $4.3 billion for outstanding common stock of Predecessor, $173.1 million for the settlement of certain stock-based awards outstanding, $90.0 million for Predecessor debt outstanding and the fair value of $9.4 million related to the non-cash equity contribution by Predecessor’s management. The purchase price was funded by equity financing from affiliates of the Sponsors and other co-investors of approximately $2.5 billion, debt financing from Goldman, Sachs & Co., certain affiliates of the foregoing and other lenders of approximately $2.0 billion and our cash on hand. The purchase price paid in connection with the Take Private was allocated to the acquired assets and assumed liabilities at fair value on the date of the acquisition. Goodwill for the Take Private is not deductible for tax purposes.
We incurred Take Private transaction costs of $133.1 million, $2.5 million and $1.2 million for the Predecessor period from January 1, 2016 to February 4, 2016, the Successor period from February 5, 2016 to December 31, 2016 and the year ended December 31, 2017, respectively, which are primarily included in general and administrative expenses. These costs primarily relate to accounting, legal, advisory and other professional fees. The costs for the Predecessor period from January 1, 2016 to February 4, 2016 also includes $87.5 million of stock-based compensation expense, employer-paid payroll taxes and other costs related to the accelerated vesting of the Predecessor stock options and certain restricted stock units.
The following table summarizes the consideration paid and the amounts recognized for the assets acquired and liabilities assumed:

Total Fair Value
(in thousands)
Current assets, including cash acquired of $248.3 million	$351,721
Property and equipment	35,255
Other assets	12,964
Identifiable intangible assets	1,495,400
Goodwill	3,212,255
Current liabilities	(87,459)
Deferred tax liabilities	(366,454)
Deferred revenue	(31,813)
Other long-term liabilities	(28,993)
Total consideration	$4,592,876

The following table summarizes the fair value of the acquired identifiable intangible assets and weighted-average useful life:

	Fair Value	Weighted-average useful life
	(in thousands)	(in years)
Developed product technologies	$906,200	6
Customer relationships	450,100	10
Tradenames - indefinite-lived	82,300	—
In process research and development	48,300	—
Customer backlog	6,200	2
Trademarks	2,300	1
Total identifiable intangible assets	$1,495,400
4. Acquisitions
2016 Acquisition - Successor
LOGICnow Acquisition
In May 2016, we acquired LOGICnow Acquisition Company B.V.’s share capital and subsidiaries and LOGICnow Management, LLC, or LOGICnow, for approximately $499.5 million in cash, including $6.9 million of cash acquired. LOGICnow provides integrated cloud-based IT Service Management solutions focused primarily on the MSP market. The acquisition was funded with $190.0 million in additional equity financing from the Sponsors, $253.8 million of net additional debt borrowings and cash on hand. We incurred $10.1 million in acquisition related costs, which are included in general and administrative expense for the Successor period of February 5, 2016 through December 31, 2016. Goodwill for this acquisition is not deductible for tax purposes.
The following table summarizes the consideration paid and the amounts recognized for the assets acquired and liabilities assumed:

Total Fair Value
(in thousands)
Current assets, including cash acquired	$25,969
Property and equipment and other assets	5,848
Identifiable intangible assets	119,300
Goodwill	374,086
Current liabilities	(14,785)
Deferred tax liabilities	(8,401)
Deferred revenue	(2,548)
Total consideration	$499,469

The following table summarizes the fair value of the acquired identifiable intangible assets and weighted-average useful life:

	Fair Value	Weighted-average useful life
	(in thousands)	(in years)
Developed product technologies	$31,100	4
Customer relationships	87,000	5
Trademarks	1,200	1
Total identifiable intangible assets	$119,300

We estimated the amounts of revenue and net loss related to the LOGICnow acquisition included in our consolidated financial statements from the effective date of the acquisition for the Successor period ended December 31, 2016 to be $57.5 million and $10.7 million, respectively. We recognize revenue on the acquired products in accordance with our revenue recognition policy as described above in Note 2. Summary of Significant Accounting Policies.
The following table presents our unaudited pro forma revenue and net loss for the year ended December 31, 2016 as if the LOGICnow acquisition had occurred on January 1, 2015. The pro forma financial information illustrates the measurable effects of a particular transaction, while excluding effects that rely on highly judgmental estimates of how operating decisions may or may not have changed as a result of that transaction. Accordingly, we adjusted the pro forma results for quantifiable items such as the amortization of acquired intangible assets, stock-based compensation, acquisition costs and the estimated income tax provision of the pro forma combined results. The acquisition pro forma results were not adjusted for post-acquisition decisions made by management such as changes in the product offerings, pricing and packaging of the products. We prepared the pro forma financial information for the combined entities for comparative purposes only, and it is not indicative of what actual results would have been if the acquisition had taken place on January 1, 2015, or of any future results.

Year ended December 31,
2016

(in thousands)	(unaudited)
Revenue	$507,981
Net loss	(353,719)

2018 Acquisitions
In the year ended December 31, 2018, we completed acquisitions for a combined purchase price of approximately $62.9 million in cash, including $2.4 million of cash acquired. The acquisitions were funded with available cash on hand. We incurred $1.2 million in acquisition related costs, which are included in general and administrative expense for the year ended December 31, 2018. Goodwill for these acquisitions is not deductible for tax purposes.
The initial determination of the fair value of the assets acquired and liabilities assumed is based on a preliminary valuation and the estimates and assumptions for these items are subject to change as we obtain additional information during the measurement period. Subsequent changes to the purchase price or other fair value adjustments determined during the measurement period will be recorded as an adjustment to goodwill. The measurement period adjustments recognized during the period were immaterial and primarily related to working capital adjustments. We may have additional measurement period adjustments as we finalize the fair value of certain assets acquired and liabilities assumed.
The amounts of revenue and net loss related to these acquisitions included in our consolidated financial statements from the effective date of the respective acquisitions are insignificant for the year ended December 31, 2018. Pro forma information for these acquisitions have not been provided because the impact of the historical financials on our revenue, net loss and net income (loss) per share is not material. We recognize revenue on the acquired products in accordance with our revenue recognition policy as described above in Note 2. Summary of Significant Accounting Policies.
The following table summarizes the consideration paid and the amounts recognized for the assets acquired and liabilities assumed for our acquisitions completed in the year ended December 31, 2018:

Total Fair Value
(in thousands)
Current assets, including cash acquired	$4,821
Deferred tax asset	1,550
Fixed assets	1,352
Identifiable intangible assets	18,412
Goodwill	43,746
Current liabilities	(3,331)
Deferred tax liabilities	(666)
Deferred revenue	(2,944)
Total consideration	$62,940

The following table summarizes the fair value of the acquired identifiable intangible assets and weighted-average useful life:

	Fair Value	Weighted-average useful life
	(in thousands)	(in years)
Developed product technologies	$13,317	5
Customer relationships	4,805	4
Trademarks	290	3
Total identifiable intangible assets	$18,412